Investment Securities (Tables)	12 Months Ended
Dec. 31, 2015
Investment securities
Schedule of Available-for-sale Securities Reconciliation
Cost/amortized cost, unrealized gains and losses, and fair value of available-for-sale securities by type were as follows:

(dollars in millions)	Cost/ Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value

December 31, 2015
Fixed maturity available-for-sale securities:
Bonds:
U.S. government and government sponsored entities	$83	$—	$(1)	$82
Obligations of states, municipalities, and political subdivisions	88	1	—	89
Corporate debt	278	2	(13)	267
Mortgage-backed, asset-backed, and collateralized:
Residential mortgage-backed securities (“RMBS”)	74	—	—	74
Commercial mortgage-backed securities (“CMBS”)	44	—	—	44
Collateralized debt obligations (“CDO”)/Asset-backed securities (“ABS”)	30	—	(1)	29
Total bonds	597	3	(15)	585
Preferred stock	6	—	(1)	5
Other long-term investments	1	—	—	1
Total (a)	$604	$3	$(16)	$591

December 31, 2014
Fixed maturity available-for-sale securities:
Bonds:
U.S. government and government sponsored entities	$61	$3	$—	$64
Obligations of states, municipalities, and political subdivisions	99	3	—	102
Certificates of deposit and commercial paper (b)	1	—	—	1
Corporate debt	256	12	(1)	267
Mortgage-backed, asset-backed, and collateralized:
RMBS	71	2	—	73
CMBS	25	—	(1)	24
CDO/ABS	61	—	—	61
Total bonds	574	20	(2)	592
Preferred stock	7	—	—	7
Other long-term investments	1	—	—	1
Total (a)	$582	$20	$(2)	$600

(a)
Excludes an immaterial interest in a limited partnership that we account for using the equity method and Federal Home Loan Bank common stock of $1 million at December 31, 2015 and 2014, which is classified as a restricted investment and carried at cost.

(b)	Includes certificates of deposit pledged as collateral, totaling $1 million at December 31, 2014, primarily to support bank lines of credit.

Schedule of fair value and unrealized losses on available-for-sale securities by type and length of time in a continuous unrealized loss position
Fair value and unrealized losses on available-for-sale securities by type and length of time in a continuous unrealized loss position were as follows:

	Less Than 12 Months		12 Months or Longer		Total
(dollars in millions)	Fair Value	Unrealized Losses *	Fair Value	Unrealized Losses *	Fair Value	Unrealized Losses

December 31, 2015
Bonds:
U.S. government and government sponsored entities	$76	$(1)	$—	$—	$76	$(1)
Obligations of states, municipalities, and political subdivisions	36	—	2	—	38	—
Corporate debt	189	(13)	7	—	196	(13)
RMBS	68	—	—	—	68	—
CMBS	36	—	5	—	41	—
CDO/ABS	29	(1)	—	—	29	(1)
Total bonds	434	(15)	14	—	448	(15)
Preferred stock	—	—	6	(1)	6	(1)
Other long-term investments	1	—	—	—	1	—
Total	$435	$(15)	$20	$(1)	$455	$(16)

December 31, 2014
Bonds:
U.S. government and government sponsored entities	$—	$—	$1	$—	$1	$—
Obligations of states, municipalities, and political subdivisions	27	—	1	—	28	—
Corporate debt	36	(1)	6	—	42	(1)
RMBS	9	—	—	—	9	—
CMBS	16	(1)	2	—	18	(1)
CDO/ABS	46	—	—	—	46	—
Total bonds	134	(2)	10	—	144	(2)
Preferred stock	6	—	—	—	6	—
Total	$140	$(2)	$10	$—	$150	$(2)

*	Unrealized losses on certain available-for-sale securities were less than $1 million and, therefore, are not quantified in the table above.

Schedule of contractual maturities of fixed-maturity available-for-sale securities

Contractual maturities of fixed-maturity available-for-sale securities at December 31, 2015 were as follows:

(dollars in millions)	Fair Value	Amortized Cost

Fixed maturities, excluding mortgage-backed, asset-backed, and collateralized securities:
Due in 1 year or less	$96	$96
Due after 1 year through 5 years	165	166
Due after 5 years through 10 years	54	55
Due after 10 years	123	132
Mortgage-backed, asset-backed, and collateralized securities	147	148
Total	$585	$597

Schedule of fair value of trading securities by type

The fair value of trading and other securities by type was as follows:

(dollars in millions)
December 31,	2015	2014

Fixed maturity trading and other securities:
Bonds:
U.S. government and government sponsored entities	$—	$302
Obligations of states, municipalities, and political subdivisions	—	14
Certificates of deposit and commercial paper	—	238
Non-U.S. government and government sponsored entities	—	20
Corporate debt	10	1,056
Mortgage-backed, asset-backed, and collateralized:
RMBS	—	35
CMBS	2	149
CDO/ABS	—	507
Total *	$12	$2,321

*	The fair value of other securities totaled $2 million at December 31, 2015 and $5 million at December 31, 2014.

Available-for-sale securities
Investment securities
Schedule of realized gains, realized losses, and net realized gains (losses) due to sale or redemption of fair values of available-for-sale securities
The proceeds of available-for-sale securities sold or redeemed and the resulting realized gains, realized losses, and net realized gains were as follows:

(dollars in millions)
Years Ended December 31,	2015	2014	2013

Proceeds from sales and redemptions	$416	$260	$254

Realized gains	$15	$9	$4
Realized losses	(1)	(1)	(2)
Net realized gains	$14	$8	$2

Trading securities
Investment securities
Schedule of net unrealized and realized gains (losses) on trading securities
The net unrealized and realized gains (losses) on our trading and other securities, which we report in investment revenues, were as follows:

(dollars in millions)
Years Ended December 31,	2015	2014

Net unrealized gains (losses) on trading and other securities held at year end *	$4	$(9)
Net realized gains (losses) on trading and other securities sold or redeemed during the year *	(3)	5
Total	$1	$(4)

*	The net unrealized and realized gains (losses) on our other securities for the year ended December 31, 2013 were less than $1 million and, therefore, are not quantified in the table above.